RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative) - Related Party [Member]	Dec. 31, 2023 USD ($)
Related Party Transaction [Line Items]
Other Receivables	$ 18,310
Accounts Payable	15,627
Other Liabilities, Current	$ 21,215